Retirement Plans (Details 11) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Domestic Pension Plans [Member]
Estimated Future Benefit Payments
2013	$ 15,759
2014	16,685
2015	17,369
2016	17,053
2017	17,407
Thereafter	84,886
Other Postretirement Benefit Plan [Member]
Estimated Future Benefit Payments
2013	361
2014	366
2015	366
2016	362
2017	358
Thereafter	1,668
Foreign Pension Plans [Member]
Estimated Future Benefit Payments
2013	433
2014	585
2015	538
2016	687
2017	545
Thereafter	$ 4,406